SCHEDULE OF OPERATING REVENUE CLASSES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total	$ 2,929,659	$ 1,946,520	$ 7,711,597	$ 5,522,499	$ 6,595,867	$ 5,524,410
Hotel Resort [Member]
Disaggregation of Revenue [Line Items]
Total			101,175
Altitude Chambers [Member]
Disaggregation of Revenue [Line Items]
Total			420,913
Tuition Based Sports Academies [Member]
Disaggregation of Revenue [Line Items]
Total			4,899,219	5,403,078	6,122,834	5,524,410
Hosting Events [Member]
Disaggregation of Revenue [Line Items]
Total			1,266,605
Uniform Sales [Member]
Disaggregation of Revenue [Line Items]
Total			422,986
Membership Fees [Member]
Disaggregation of Revenue [Line Items]
Total			462,179
Water Systems [Member]
Disaggregation of Revenue [Line Items]
Total			$ 138,520	$ 119,421	$ 473,033